Other Payables	6 Months Ended
Jun. 30, 2026
Other Payables [Abstract]
OTHER PAYABLES
13.	OTHER PAYABLES

Other payables consist of the following:

	December 31, 2025	June 30, 2026
Payables to non-trade vendors and service providers	$3,918	$5,109
Accrued salary	22	18
	$3,940	$5,127

Other payables primarily consist of:

●	deposits received under hosting and operational arrangements;

●	freight, logistics, and warehouse-related balances;

●	rental and service-related payables; and

●	other non-trade operating obligations.

During the first half year of 2026, the Company performed a review and reclassification of certain balances previously recorded within other payables, including intercompany and related-party balances, to conform to the appropriate financial statement presentation.

Management evaluated the remaining balances as of June 30, 2026 and concluded that liability classification remained appropriate.